Schedule of Prepayments and Other Assets, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 116,933	$ 65,614
Other assets	74,298	40,423
Prepaid GST	128,031	130,073
Less: allowance for credit losses	(1,725)	(1,725)	$ (600)
Total prepayments and other assets, net	317,537	234,385
Less: amounts classified as non-current assets	(1,486)	(4,457)
Amounts classified as current assets	$ 316,051	$ 229,928